Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 10, 2018	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Goodwill addition			$ 453
Proceeds from the sale of intangible assets			0	$ 53,693	$ 0
Amortization expense related to intangible assets			$ 80,500	90,900	$ 101,800
Definite-lived intangible assets, remaining amortization period			2 years 10 months 10 days
Finite-lived patents, gross			$ 300
Patents
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			1,200	$ 1,700
Spectrum Leases | Verizon | Spectrum licenses
Finite-Lived Intangible Assets [Line Items]
Proceeds from the sale of intangible assets	$ 55,000
Extinguishment of debt, amount	27,900
Indefinite-lived intangible assets, written off related to sale of business unit	31,300
Indefinite-lived intangible assets, regulatory costs	1,300
Net gain (loss) on disposal	$ 50,400
Crowd Storage, Inc.
Finite-Lived Intangible Assets [Line Items]
Goodwill addition			$ 400
Technology-Based Intangible Assets | Crowd Storage, Inc.
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		$ 1,800